UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:    BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Resources & Commodities StrategyTrust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 13.1%
Agrium, Inc.	73,800	$6,427,980
CF Industries Holdings, Inc. (a)	21,000	4,848,060
Israel Chemicals Ltd.	475,730	3,888,932
Monsanto Co. (a)	240,300	25,603,965
The Mosaic Co. (a)	153,908	6,873,531
Potash Corp. of Saskatchewan, Inc. (a)	301,900	9,455,508
Syngenta AG	60,803	21,495,811

		78,593,787
Food Products — 7.6%
Archer-Daniels-Midland Co. (a)	223,900	8,839,572
Bunge Ltd. (a)	177,800	13,470,128
Ingredion, Inc. (a)	143,195	8,921,050
Nestle SA	109,171	7,911,771
Tyson Foods, Inc., Class A	180,000	6,732,000

		45,874,521
Machinery — 3.0%
AGCO Corp. (a)	107,933	5,756,067
CNH Industrial NV (b)	564,692	5,951,854
Deere & Co. (a)	72,420	6,225,223

		17,933,144
Metals & Mining — 22.4%
BHP Billiton Ltd. — ADR (a)	405,400	25,925,330
First Quantum Minerals Ltd. (a)	632,600	11,320,061
Freeport-McMoRan Copper & Gold, Inc. (a)	593,200	19,225,612
Fresnillo PLC	478,700	5,978,613
Glencore Xstrata PLC	2,391,500	12,609,103
Goldcorp, Inc. (a)	150,729	3,751,645
Labrador Iron Ore Royalty Corp. (a)	200,353	5,855,435
Lundin Mining Corp. (a)(b)	1,740,000	7,608,350
MMC Norilsk Nickel OJSC — ADR	398,200	6,049,843
Nevsun Resources Ltd.	2,204,650	8,096,089
Rio Tinto PLC — ADR (a)	447,800	23,800,570
Vedanta Resources PLC	336,750	4,451,488

		134,672,139
Oil, Gas & Consumable Fuels — 49.6%
BP PLC — ADR (a)	452,500	21,217,725
Cairn Energy PLC (b)	2,715,000	9,628,197
Canadian Oil Sands Ltd.	744,000	13,373,630
Chevron Corp. (a)	382,300	42,676,149

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
China Shenhua Energy Co. Ltd., Series H	4,388,000	$11,332,003
ConocoPhillips (a)	388,500	25,233,075
Cosan Ltd., Class A	342,400	3,958,144
Enbridge, Inc. (a)	280,400	11,772,394
Eni SpA — ADR	236,400	10,732,560
Exxon Mobil Corp. (a)	512,399	47,222,688
Imperial Oil Ltd. (a)	197,300	8,069,149
Inpex Corp.	897,900	10,638,992
Royal Dutch Shell PLC — ADR (a)	398,200	27,515,620
Southwestern Energy Co. (a)(b)	265,600	10,807,264
Statoil ASA	678,900	16,090,387
Total SA — ADR	148,900	8,512,613
Ultra Petroleum Corp. (a)(b)	839,400	20,103,630

		298,884,220
Real Estate Investment Trusts (REITs) — 0.8%
Plum Creek Timber Co., Inc. (a)	68,500	2,950,295
Rayonier, Inc.	46,600	2,062,516

		5,012,811
Total Long-Term Investments (Cost — $596,801,105) — 96.5%		580,970,622

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	25,765,634	25,765,634
Total Short-Term Securities (Cost — $25,765,634) — 4.3%		25,765,634
Total Investments Before Options Written (Cost — $622,566,739*) — 100.8%		606,736,256

Options Written
(Premiums Received — $4,153,088) — (0.4)%		(2,525,750)
Total Investments Net of Options Written — 100.4%		604,210,506
Liabilities in Excess of Other Assets — (0.4)%		(2,193,913)

Net Assets — 100.0%		$602,016,593

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR American Depositary Receipt CAD Canadian Dollar CHF Swiss Franc GBP British Pound HKD Hong Kong Dollar	ILS Israeli Shekel JPY Japanese Yen NOK Norwegian Krone USD US Dollar

JANUARY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$649,167,994

Gross unrealized appreciation	$21,240,715
Gross unrealized depreciation	(63,672,453)

Net unrealized depreciation	$(42,431,738)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,416,955	(3,651,321)	25,765,634	$2,853

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Mosaic Co.	Call	USD	48.00	2/07/14	403	$(806)
Chevron Corp.	Call	USD	123.00	2/14/14	255	(1,402)
Chevron Corp.	Call	USD	121.75	2/22/14	302	(1,499)
AGCO Corp.	Call	USD	60.00	2/24/14	20	(200)
Archer-Daniels-Midland Co.	Call	USD	44.00	2/24/14	521	(13,286)
Archer-Daniels-Midland Co.	Call	USD	45.00	2/24/14	265	(4,638)
BHP Billiton Ltd. - ADR	Call	USD	70.00	2/24/14	1,000	(12,500)
Bunge Ltd.	Call	USD	85.00	2/24/14	100	(1,000)
CF Industries Holdings, Inc.	Call	USD	240.00	2/24/14	73	(20,002)
Chevron Corp.	Call	USD	125.00	2/24/14	379	(2,653)
Exxon Mobil Corp.	Call	USD	97.50	2/24/14	297	(4,455)
Exxon Mobil Corp.	Call	USD	100.00	2/24/14	165	(1,402)
First Quantum Minerals Ltd.	Call	CAD	20.00	2/24/14	1,032	(56,986)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	37.00	2/24/14	933	(4,198)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	38.00	2/24/14	688	(2,408)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	39.00	2/24/14	455	(1,138)
Ingredion, Inc.	Call	USD	70.00	2/24/14	250	(7,500)
Lundin Mining Corp.	Call	CAD	5.00	2/24/14	3,700	(41,526)
Monsanto Co.	Call	USD	115.00	2/24/14	841	(13,036)
Plum Creek Timber Co., Inc.	Call	USD	47.00	2/24/14	119	(357)
Plum Creek Timber Co., Inc.	Call	USD	48.00	2/24/14	119	(357)
Potash Corp. of Saskatchewan, Inc.	Call	USD	33.00	2/24/14	291	(4,947)
Rio Tinto PLC - ADR	Call	USD	52.50	2/24/14	841	(161,892)
Royal Dutch Shell PLC - ADR	Call	USD	72.50	2/24/14	165	(2,062)
Southwestern Energy Co.	Call	USD	41.00	2/24/14	318	(29,415)
Southwestern Energy Co.	Call	USD	42.00	2/24/14	314	(17,741)
Ultra Petroleum Corp.	Call	USD	22.00	2/24/14	870	(189,225)
Ultra Petroleum Corp.	Call	USD	23.00	2/24/14	2,070	(300,146)
The Mosaic Co.	Call	USD	48.00	2/28/14	135	(5,130)
BP PLC - ADR	Call	USD	48.00	3/24/14	477	(25,758)
Chevron Corp.	Call	USD	118.25	3/24/14	201	(10,605)

2	JANUARY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
ConocoPhillips	Call	USD	67.50	3/24/14	1,359	$(73,386)
Deere & Co.	Call	USD	90.00	3/24/14	222	(21,867)
Enbridge, Inc.	Call	CAD	47.00	3/24/14	617	(41,826)
First Quantum Minerals Ltd.	Call	CAD	21.00	3/24/14	1,182	(61,024)
Goldcorp, Inc.	Call	USD	27.00	3/24/14	260	(14,690)
Imperial Oil Ltd.	Call	CAD	47.00	3/24/14	347	(15,578)
Labrador Iron Ore Royalty Corp.	Call	CAD	34.00	3/24/14	400	(15,264)
Lundin Mining Corp.	Call	CAD	5.00	3/24/14	425	(8,586)
Potash Corp. of Saskatchewan, Inc.	Call	USD	34.00	3/24/14	766	(22,214)
Total						$(1,212,705)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Chevron Corp.	Morgan Stanley & Co. International PLC	Call	USD	123.71	2/03/14	20,100	$—
Rio Tinto PLC - ADR	Morgan Stanley & Co. International PLC	Call	USD	52.76	2/03/14	72,600	(49,095)
CNH Industrial NV	Citibank N.A.	Call	USD	10.77	2/04/14	139,000	(5,573)
Eni SpA - ADR	UBS AG	Call	USD	48.33	2/04/14	49,000	(562)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	100.39	2/04/14	103,600	(1)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/04/14	58,000	(67,577)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/05/14	18,200	(38,834)
Glencore Xstrata PLC	Morgan Stanley & Co. International PLC	Call	GBP	3.12	2/05/14	418,500	(72,340)
AGCO Corp.	Citibank N.A.	Call	USD	61.28	2/06/14	35,700	(2)
China Shenhua Energy Co. Ltd., Series H	Morgan Stanley & Co. International PLC	Call	HKD	26.52	2/06/14	628,000	(1)
Imperial Oil Ltd.	Deutsche Bank AG	Call	CAD	46.51	2/07/14	34,200	(2,294)
Nestle SA	Deutsche Bank AG	Call	CHF	65.93	2/07/14	10,500	(6,390)
Syngenta AG	Goldman Sachs International	Call	CHF	348.66	2/07/14	21,200	(3,220)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Goldman Sachs International	Call	USD	15.71	2/10/14	139,300	(6,170)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.70	2/11/14	116,500	(2)
Glencore Xstrata PLC	Credit Suisse International	Call	GBP	3.11	2/11/14	418,500	(88,043)
Israel Chemicals Ltd.	Deutsche Bank AG	Call	ILS	28.67	2/11/14	166,500	(24,942)
Inpex Corp.	Goldman Sachs International	Call	JPY	1,306.18	2/12/14	314,200	(7,540)
CNH Industrial NV	Morgan Stanley & Co. International PLC	Call	USD	11.50	2/13/14	58,000	(616)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.63	2/18/14	116,500	(2)
Eni SpA - ADR	Morgan Stanley & Co. International PLC	Call	USD	48.66	2/18/14	32,400	(7,401)
Statoil ASA	Deutsche Bank AG	Call	NOK	149.78	2/18/14	115,800	(35,326)
Tyson Foods, Inc., Class A	Citibank N.A.	Call	USD	33.90	2/18/14	31,500	(114,552)
Southwestern Energy Co.	Deutsche Bank AG	Call	USD	39.93	2/20/14	100,000	(144,001)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.22	2/20/14	69,700	(18,090)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.39	2/25/14	18,200	(38,737)
China Shenhua Energy Co. Ltd., Series H	Bank of America N.A.	Call	HKD	22.66	2/26/14	425,000	(3,957)
China Shenhua Energy Co. Ltd., Series H	Citibank N.A.	Call	HKD	24.91	2/26/14	358,000	(469)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.05	2/26/14	58,000	(102,892)
Cairn Energy PLC	UBS AG	Call	GBP	2.75	2/27/14	116,500	(2)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	7.69	2/27/14	52,500	(28,084)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	8.90	2/27/14	22,000	(1,087)
Cosan Ltd., Class A	Morgan Stanley & Co. International PLC	Call	USD	13.53	2/28/14	119,800	(4,366)
Deere & Co.	Morgan Stanley & Co. International PLC	Call	USD	91.12	2/28/14	3,100	(1,315)

JANUARY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Total SA - ADR	Morgan Stanley & Co. International PLC	Call	USD	59.50	2/28/14	12,600	$(4,774)
BP PLC - ADR	Bank of America N.A.	Call	USD	47.54	3/03/14	63,100	(33,341)
BP PLC - ADR	Citibank N.A.	Call	USD	49.27	3/03/14	47,500	(5,943)
Bunge Ltd.	Citibank N.A.	Call	USD	81.98	3/04/14	52,300	(21,394)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	71.78	3/04/14	6,900	(2,087)
Tyson Foods, Inc., Class A	Citibank N.A.	Call	USD	33.90	3/04/14	31,500	(113,434)
Labrador Iron Ore Royalty Corp.	Deutsche Bank AG	Call	CAD	33.02	3/05/14	30,100	(17,508)
Total SA - ADR	Deutsche Bank AG	Call	USD	58.58	3/06/14	39,500	(26,838)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.78	3/07/14	125,600	(10)
Fresnillo PLC	Credit Suisse International	Call	GBP	7.97	3/07/14	115,000	(43,897)
Nestle SA	Goldman Sachs International	Call	CHF	66.61	3/07/14	27,700	(28,033)
Agrium, Inc.	Credit Suisse International	Call	USD	88.44	3/11/14	25,800	(51,600)
Vedanta Resources PLC	Deutsche Bank AG	Call	GBP	9.73	3/11/14	26,200	(248)
Exxon Mobil Corp.	Credit Suisse International	Call	USD	99.49	3/14/14	29,500	(4,273)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.68	3/18/14	242,100	(193)
Statoil ASA	Deutsche Bank AG	Call	NOK	154.89	3/18/14	121,800	(24,691)
Cairn Energy PLC	Credit Suisse International	Call	GBP	2.16	3/25/14	233,000	(31,111)
Ingredion, Inc.	UBS AG	Call	USD	65.42	3/27/14	25,000	(30,187)
Total							$(1,313,045)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

4	JANUARY 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities StrategyTrust (BCX)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$53,209,044	$25,384,743	—	$78,593,787
Food Products	37,962,750	7,911,771	—	45,874,521
Machinery	17,933,144	—	—	17,933,144
Metals & Mining	105,583,092	29,089,047	—	134,672,139
Oil, Gas & Consumable Fuels	262,526,644	36,357,576	—	298,884,220
Real Estate Investment Trusts (REITs)	5,012,811	—	—	5,012,811
Short-Term Securities	25,765,634	—	—	25,765,634
Total	$507,993,119	$98,743,137	—	$606,736,256

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	(1,200,605)	$(1,325,145)	—	$(2,525,750)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$86,372	—	—	$86,372
Foreign currency at value	59,451	—	—	59,451
Total	$145,823	—	—	$145,823

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date : March 25, 2014